Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense
The income tax expense of the Group is analyzed as follows:

	Year ended December 31,
	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Current income tax	703	634	530
Deferred income tax (note b)	(140)	(178)	(113)

Total income tax expense	563	456	417

Summary of Reconciliation of Income Tax
The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2019, 2020 and 2021, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2019 RMB’million	2020 RMB’million	2021 RMB’million
Profit before income tax expense	4,540	4,632	3,632

Tax calculated at a tax rate of 25%	1,135	1,158	908
Effects of different tax rates applicable to different subsidiaries of the Group	(36)	34	29
Effects of tax holiday on assessable profit of certain subsidiaries	(88)	(214)	(34)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(556)	(631)	(664)
Expense not deductible for tax purposes	133	82	191
Income not subject to tax	—	—	(3)
Unrecognized deferred income tax assets	16	46	27
Utilization of previously unrecognized tax assets	(50)	(11)	(38)
Others	9	(8)	1

	563	456	417

Summary of Amount and Per Share Effect of Tax Holiday
The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2019 RMB’million	2020 RMB’million	2021 RMB’million
Effects of tax holiday on assessable profit of certain subsidiaries	88	214	34
Per ordinary share effect—basic	0.03	0.06	0.01
Per ordinary share effect—diluted	0.03	0.06	0.01

Summary of Profit Before Tax	The Group’s profit before tax consists of:

	Year ended December 31,
	2019 RMB’million	2020 RMB’million	2021 RMB’million
Non-PRC	470	(4)	(5)
PRC	4,070	4,636	3,637

	4,540	4,632	3,632

Summary of Deferred Tax Assets and Deferred Tax Liabilities

	As at December 31,
	2020	2021
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	105	134
Deferred revenue	55	83
Accruals	136	118
Deemed distribution arising from carve out of Tencent Music Business	8	5
Others	4	10

Total deferred tax assets	308	350
Set-off of deferred tax liabilities pursuant to set-off provisions	(5)	(4)

Net deferred tax assets	303	346

The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	270	275

Total deferred tax liabilities	270	275
Set-off of deferred tax liabilities pursuant to set-off provisions	(5)	(4)

Net deferred liabilities	265	271

Summary of Recovery of Deferred Income Tax
The recovery of deferred income tax:

	As at December 31,
	2020	2021
	RMB’million	RMB’million
Deferred tax assets:
to be recovered after more than 12 months	38	48
to be recovered within 12 months	265	298

	303	346

Deferred tax liabilities:
to be recovered after more than 12 months	203	201
to be recovered within 12 months	62	70

	265	271

Summary of Movements of Deferred Income Tax Assets
The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2020	61	46	74	19	200
Credited/(charged) to income statement	44	9	62	(7)	108

At December 31, 2020	105	55	136	12	308
Credited/(charged) to income statement	29	28	(18)	3	42

At December 31, 2021	134	83	118	15	350

Disclosure of Movement of Deferred Income Tax Liabilities Explanatory
The movements of deferred income tax liabilities were as follows:

Intangible assets
RMB’million
At January 1, 2020	305
Credited to income statement	(70)
Business combinations	35

At December 31, 2020	270
Credited to income statement	(71)
Business combinations (Note 28)	76

At December 31, 2021	275